Document And Entity Information	12 Months Ended
Jun. 30, 2013
Document Information [Line Items]
Entity Registrant Name	Hollysys Automation Technologies, Ltd.
Entity Central Index Key	0001357450
Current Fiscal Year End Date	--06-30
Entity Filer Category	Accelerated Filer
Trading Symbol	HOLI
Entity Common Stock, Shares Outstanding	57,554,824
Document Type	20-F
Amendment Flag	false
Document Period End Date	Jun. 30, 2013
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2013
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes